Oceanstone Fund

CERTIFICATION PURSUANT TO RULE 497(j)

October 27, 2008

The undersigned, on behalf of Oceanstone Fund (“Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated as of October 23, 2008 that would have been filed under Rule 497(c), would not have differed from that contained in the Registrant’s most recent post-effective amendment on Form N-1A. The text of Registrant’s most recent post-effective amendment to the registration statement on Form N-1A was filed electronically on October 24, 2008.

Oceanstone Fund

/S/James J. Wang

_____________________________

By: James J. Wang

Its: President